Accumulated Other Comprehesive Loss	12 Months Ended
Mar. 31, 2024
Accumulated Other Comprehensive Loss [Abstract]
ACCUMULATED OTHER COMPREHESIVE LOSS

11. Accumulated other comprehesive loss

	Unrealized loss on investment in marketable debt securities
	Before tax amount	Income tax (expense) or benefit	Net-of-tax	Total
	USD	USD	USD	USD
Balance at April 1, 2021	(38,856)	6,411	(32,445)	(32,445)
Change in unrealized loss on investment in marketable debt securities	(23,354)	3,854	(19,500)	(19,500)
Balance at March 31, 2022	(62,210)	10,265	(51,945)	(51,945)
Change in unrealized loss on investment in marketable debt securities	61,714	(10,183)	51,531	51,531
Balance at March 31, 2023	(496)	82	(414)	(414)
Early redemption of investment in marketable debt securities	496	(82)	414	414
Balance at March 31, 2024	-	-	-	-